American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
February 28, 2022

Focused International Growth - Schedule of Investments
FEBRUARY 28, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.0%
Australia — 4.5%
Atlassian Corp. plc, Class A(1)	4,460	1,363,511
CSL Ltd.	7,880	1,498,178
		2,861,689
Austria — 2.4%
Erste Group Bank AG	43,460	1,544,865
Canada — 6.3%
Canadian Pacific Railway Ltd.	26,500	1,865,976
GFL Environmental, Inc.	40,279	1,178,161
Shopify, Inc., Class A(1)	1,340	930,251
		3,974,388
China — 2.0%
Li Ning Co. Ltd.	127,000	1,268,495
Denmark — 3.3%
Novo Nordisk A/S, B Shares	20,480	2,119,340
France — 19.6%
Bureau Veritas SA	58,080	1,660,671
Capgemini SE	9,980	2,089,109
Dassault Systemes SE	26,260	1,266,684
EssilorLuxottica SA	5,720	998,542
LVMH Moet Hennessy Louis Vuitton SE	2,390	1,756,423
Pernod Ricard SA	7,090	1,547,748
Schneider Electric SE	13,680	2,119,526
Teleperformance	2,690	998,157
		12,436,860
Germany — 5.3%
Infineon Technologies AG	36,285	1,227,736
Mercedes-Benz Group AG	15,030	1,174,136
Puma SE	10,580	970,232
		3,372,104
India — 1.8%
HDFC Bank Ltd., ADR	18,850	1,171,905
Indonesia — 2.4%
Bank Central Asia Tbk PT	2,657,900	1,500,559
Ireland — 7.4%
CRH plc	29,180	1,326,471
ICON plc(1)	8,320	1,980,243
Ryanair Holdings plc, ADR(1)	14,050	1,400,926
		4,707,640
Japan — 5.3%
Keyence Corp.	3,200	1,513,602
Kobe Bussan Co. Ltd.	37,300	1,234,995
Recruit Holdings Co. Ltd.	14,400	607,827
		3,356,424
Netherlands — 6.9%
Adyen NV(1)	809	1,686,176
Koninklijke DSM NV	8,030	1,507,745
Universal Music Group NV	52,110	1,189,803
		4,383,724

Spain — 2.3%
Iberdrola SA	131,574	1,492,784
Sweden — 1.8%
Hexagon AB, B Shares	83,150	1,123,329
Switzerland — 8.5%
Lonza Group AG(1)	2,460	1,702,078
Partners Group Holding AG	1,340	1,811,397
SIG Combibloc Group AG	35,360	793,537
Sika AG	3,210	1,065,189
		5,372,201
Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	110,000	2,364,951
United Kingdom — 10.5%
Ashtead Group plc	11,880	771,985
AstraZeneca plc	18,630	2,264,408
HSBC Holdings plc	336,400	2,318,639
Segro plc	74,230	1,290,937
		6,645,969
TOTAL COMMON STOCKS (Cost $59,628,633)		59,697,227
SHORT-TERM INVESTMENTS — 5.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,552	17,552
Repurchase Agreements — 5.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 2.75%, 9/30/25 - 11/15/42, valued at $956,192) in a joint trading account at 0.03%, dated 2/28/22, due 3/1/22 (Delivery value $934,600)		934,599
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $2,541,930) at 0.02%, dated 2/28/22, due 3/1/22 (Delivery value $2,492,001)		2,492,000
		3,426,599
TOTAL SHORT-TERM INVESTMENTS (Cost $3,444,151)		3,444,151
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $63,072,784)		63,141,378
OTHER ASSETS AND LIABILITIES — 0.6%		350,533
TOTAL NET ASSETS — 100.0%		$63,491,911

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.3%
Industrials	16.7%
Health Care	15.1%
Financials	13.2%
Consumer Discretionary	9.8%
Materials	7.4%
Consumer Staples	4.3%
Utilities	2.3%
Real Estate	2.0%
Communication Services	1.9%
Short-Term Investments	5.4%
Other Assets and Liabilities	0.6%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	1,363,511	1,498,178	—
Canada	1,178,161	2,796,227	—
India	1,171,905	—	—
Ireland	3,381,169	1,326,471	—
Other Countries	—	46,981,605	—
Short-Term Investments	17,552	3,426,599	—
	7,112,298	56,029,080	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.